Cash Flow Information	12 Months Ended
Dec. 31, 2015
Cash Flow Information [Abstract]
Cash Flow Information
Cash Flow Information

The 2014 and 2015 acquisitions had cash and noncash elements. The common and general partner units issued to Phillips 66 in the Gold Line/Medford, Bayway/Ferndale/Cross-Channel, and Sand Hills/Southern Hills/Explorer acquisitions were assigned no value, because the cash consideration and note payable assumption exceeded the historical net book value of the acquired assets for each acquisition. Accordingly, the units issued for these acquisitions had no impact on partner capital balances, other than changing ownership percentages.

Gold Line/Medford Acquisition
We attributed $138.0 million of the total $400.0 million cash consideration paid to the historical book value of the assets acquired (an investing cash outflow).  The remaining $262.0 million of excess cash consideration was deemed a distribution to our General Partner (a financing cash outflow).  The assumption of the $160.0 million note payable was deemed a noncash distribution to our General Partner (a noncash financing activity).  Together, the excess cash consideration and the assumption of the note payable resulted in a $422.0 million reduction in our General Partner’s capital balance.

Bayway/Ferndale/Cross-Channel Acquisition
The historical net book value of the assets acquired in the Bayway/Ferndale/Cross-Channel Acquisition was $160.1 million. Cash consideration was $35.0 million, of which we paid $28.0 million in December 2014 (an investing cash outflow) and $7.0 million was reflected as a payable to Phillips 66 at December 31, 2014.  We attributed $125.1 million of the $244.0 million note payable assumed to the remaining historical book value of the net assets acquired (noncash investing and financing activities). The remaining $118.9 million of the note payable assumed was deemed a noncash distribution to our General Partner (a noncash financing activity), which reduced our General Partner’s capital balance by that amount.

Palermo Rail Terminal Project Acquisition
The historical book value of the Palermo Rail Terminal project was $41.6 million. Cash consideration was $28.0 million, of which we paid $26.5 million in December 2014 (an investing cash outflow) and $1.5 million was reflected as a payable to Phillips 66 at December 31, 2014. Noncash consideration consisted of the assumption of a $7.6 million note payable (noncash investing and financing activities) and the issuance of common and general partner units to Phillips 66 with an aggregate allocated value of $6.0 million (a noncash financing activity).

Eagle Ford Gathering System Project Acquisition
We paid consideration of $11.8 million for the Eagle Ford Gathering System project, the same as its historical book value. In December 2014, $5.5 million of the consideration was cash paid (an investing cash outflow), and $6.3 million was reflected as a payable to Phillips 66 at December 31, 2014.

Sand Hills, Southern Hills and Explorer Acquisition
We attributed $734.3 million of the total $880.0 million cash consideration paid to the investment balance of the Sand Hills, Southern Hills and Explorer equity investments acquired (an investing cash outflow). The remaining $145.7 million of excess cash consideration was deemed a distribution to our General Partner (a financing cash outflow).

Bayou Bridge Joint Venture Acquisition
Total consideration paid for the transaction was approximately $69.6 million, consisting of the assumption of a $34.8 million note payable to Phillips 66 that was immediately paid in full (an investing cash outflow), and the issuance of common and general partner units to Phillips 66 with an aggregate fair value of $34.8 million (a noncash investing and financing activity).

Our capital expenditures and investments consisted of:

	Millions of Dollars
	2015*	2014*	2013*
Capital Expenditures and Investments
Capital expenditures and investments attributable to Predecessors	$611.0	588.2	112.2
Capital expenditures and investments attributable to the Partnership	205.0	66.1	3.9
Total capital expenditures and investments	$816.0	654.3	116.1
*Financial information has been retrospectively adjusted for the Sweeny Fractionator Acquisition.

	Millions of Dollars
	2015*	2014*	2013*
Capital Expenditures and Investments
Cash capital expenditures and investments	872.5	545.7	102.6
Change in capital expenditure accruals	(56.5)	108.6	13.5
Total capital expenditures and investments	$816.0	654.3	116.1
*Financial information has been retrospectively adjusted for the Sweeny Fractionator Acquisition.

	Millions of Dollars
	2015	2014	2013
Other Noncash Investing and Financing Activities
Certain liabilities of acquired assets retained by Phillips 66(1)	$—	14.8	—
Contributions of net assets into joint ventures	43.1	—	—

Cash Payments
Interest and debt expense	$17.8	3.3	0.3
Income taxes	0.3	0.2	—

(1)Certain liabilities of assets acquired from Phillips 66 were retained by Phillips 66, pursuant to the terms of various agreements under which we acquired assets from Phillips 66 since the Offering. See Note 14—Contingencies for additional information on these excluded liabilities associated with the Acquired Assets.